UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2006

Check here if Amendment [ ]; Amendment Number: ____
      This Amendment (Check only one.):   [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Dune Capital Management LP
Address:        623 Fifth Avenue, 30th Floor
                New York, New York 10022

Form 13F File Number:  28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joshua P. Eaton
Title:          General Counsel
Phone:          (212) 301-8303

Signature, Place, and Date of Signing:

/s/ Joshua P. Eaton             New York, New York            May 12, 2006
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            9
Form 13F Information Table Value Total:            $154,993
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Form 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                 VALUE     SHS OR    SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER            TITLE OF CLASS       CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

ACCO BRANDS CORP                   COM            00081T108     27,750   1,250,000      SH       SOLE          1,250,000

AFFORDABLE RESIDENTIAL
CMTYS                              COM            008273104      1,640     156,200      SH       SOLE            156,200

ALBERTO-CULVER COMPANY             COM            013068101     11,058     250,000      SH       SOLE            250,000

CBS CORP NEW                       CL B           124857202      4,197     175,000      SH       SOLE            175,000

CLEAR CHANNEL
COMMUNICATIONS                     COM            184502102      9,623     331,700      SH       SOLE            331,700

GRACE W R & CO DEL NEW             COM            38388F108     42,360   3,184,931      SH       SOLE          3,184,931

LEAPFROG ENTERPRISES INC           CL A           52186N106      7,947     748,300      SH       SOLE            748,300

SEARS HLDGS CORP                   COM            812350106     32,958     250,000      SH       SOLE            250,000

VIACOM INC NEW                     CL B           92553P201     17,460     450,000      SH       SOLE            450,000
